Investor A C Institutional And Class R [Member] Annual Fund Operating Expenses - Investor A, C, Institutional and Class R - BLACKROCK 60/40 TARGET ALLOCATION FUND	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Acquired Fund Fees and Expenses	0.27%	[2]
Expenses (as a percentage of Assets)	0.51%	[2]
Fee Waiver or Reimbursement	(0.17%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.34%	[3],[4]
Investor A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Acquired Fund Fees and Expenses	0.27%	[2]
Expenses (as a percentage of Assets)	0.75%	[2]
Fee Waiver or Reimbursement	(0.07%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.68%	[3],[4]
Investor C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Acquired Fund Fees and Expenses	0.27%	[2]
Expenses (as a percentage of Assets)	1.44%	[2]
Fee Waiver or Reimbursement	(0.03%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.41%	[3],[4]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.27%	[2]
Expenses (as a percentage of Assets)	1.06%	[2]
Fee Waiver or Reimbursement	(0.19%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.87%	[3],[4]

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 154, BlackRock has contractually agreed to reimburse the Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc., through June 30, 2027. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 154, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund (underlying fund) Fees and Expenses and certain other Fund expenses) to 0.43% (for Investor A Shares), 1.18% (for Investor C Shares), 0.09% (for Institutional Shares) and 0.62% (for Class R Shares) of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.